SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Sales to Major Customers) (Details) (Revenue [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	0.00%	97.00%	89.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	0.00%	0.00%	11.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	0.00%	3.00%	0.00%